CASH AND CASH EQUIVALENTS:	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS:

NOTE 7 - CASH AND CASH EQUIVALENTS:

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Below is the composition of cash and cash equivalents by US Dollar and other currencies:

	December 31,
	2023	2022
	US Dollars in thousands
US Dollar	14,673	11,415
New Israeli Shekel	9,777	1,498
Euro	3,044	11,182
British pound sterling	2,026	3,909
Australian Dollar	1,078	1,650
Other currencies	7,788	4,226
	38,386	33,880